Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 9,442	¥ 750	¥ 464
Other assets transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	29	12	6
Assets decreased due to deconsolidation of VIEs	1,777	7,752	13,378
Liabilities decreased due to deconsolidation of VIEs	0	¥ 3,916	¥ 943
Investment in securities transferred from installment loans as a result of restructuring	¥ 3,452